UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002

                    UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ........................ 1
Statement of Operations ...................................................... 2
Statement of Changes in Members' Capital ..................................... 3
Notes to Financial Statements ................................................ 4

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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ASSETS

Investments in funds, at value (cost $91,500,000)              $      92,546,352
Cash and cash equivalents                                             19,852,480
Interest receivable                                                       16,360
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TOTAL ASSETS                                                         112,415,192
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LIABILITIES

Payables:
   Organization costs                                                    225,375
   PW Admin fee                                                          116,334
   Professional fees                                                      67,077
   Administration fee                                                     24,759
   Miscellaneous                                                           8,433
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TOTAL LIABILITIES                                                        441,978
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NET ASSETS                                                     $     111,973,214
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MEMBERS' CAPITAL

Represented by:
Net capital contributions                                      $     110,926,862
Accumulated net unrealized appreciation on investments                 1,046,352
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TOTAL MEMBERS' CAPITAL                                         $     111,973,214
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   The accompanying notes are an integral part of these financial statements.  1

                                              UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                STATEMENT OF OPERATIONS
                                                                            (UNAUDITED)
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                                                         SIX MONTHS ENDED JUNE 30, 2002

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INVESTMENT INCOME

Interest                                                                  $     66,182
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TOTAL INVESTMENT INCOME                                                         66,182
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EXPENSES

PW Admin fee                                                                   475,301
Organization costs                                                             201,464
Professional fees                                                               86,521
Administration fee                                                              48,011
Miscellaneous                                                                   36,792
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TOTAL EXPENSES                                                                 848,089
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NET INVESTMENT LOSS                                                           (781,907)
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UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Change in net unrealized appreciation/(depreciation) from investments          939,495
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NET UNREALIZED GAIN FROM INVESTMENTS                                           939,495
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INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                            $    157,588
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   The accompanying notes are an integral part of these financial statements.  2

                                                                   UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                    STATEMENT OF CHANGES IN MEMBERS' CAPITAL
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                                                                                          FOR THE PERIOD
                                                                                         DECEMBER 1, 2001
                                                            SIX MONTHS ENDED             (COMMENCEMENT OF
                                                             JUNE 30, 2002             OPERATIONS) THROUGH
                                                              (UNAUDITED)               DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                          $    (781,907)                  $      (45,460)
Change in net unrealized appreciation/(depreciation)
       from investments                                            939,495                          106,857
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INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     157,588                           61,397
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MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                              99,824,940                       10,955,509

Proceeds from Adviser subscriptions                                     --                        1,000,000

Offering costs                                                     (26,220)                              --

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INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                99,798,720                       11,955,509
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MEMBERS' CAPITAL AT BEGINNING OF PERIOD                         12,016,906                               --
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MEMBERS' CAPITAL AT END OF PERIOD                            $ 111,973,214                   $   12,016,906
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   The accompanying notes are an integral part of these financial statements.  3

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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1.  ORGANIZATION

    UBS PW Equity Opportunity Fund II, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or a member along with other investors. The Fund commenced operations on December 1, 2001.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

    The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2002 and December 31, 2001 was $1,017,590 and $1,006,090, respectively.

    Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interests in the Fund.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors in December 2002 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Adviser, which may be withheld in their sole and absolute discretion.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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2.  SIGNIFICANT ACCOUNTING POLICIES

    A.   PORTFOLIO VALUATION

    Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

    Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

    B.   INCOME RECOGNITION

    Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

    C.   FUND EXPENSES

    The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

    D.   INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    E.   CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.   USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets. The PW Admin Fee will be paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding assets attributable to the Administrator, Adviser and Special Advisory accounts. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

    UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

    The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. The Adviser will be entitled to receive, generally at the end of each fiscal year, an incentive allocation (the "Incentive Allocation"), of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    The Adviser has voluntarily undertaken to bear certain initial organization and offering costs otherwise borne by the Fund and its Members during the Fund's first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering costs in excess of 0.20% of assets invested in the Fund as a result of the Fund's start up.

    Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $19,250.

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will provide for the reimbursement of certain out of pocket expenses of PFPC Inc.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases of Investment Funds for the six months ended June 30, 2002, amounted to $83,000,000.

    At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $1,046,352, consisting of $2,222,789 gross unrealized appreciation and $1,176,437 gross unrealized depreciation.

5.  INVESTMENTS

    As of June 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2002.

             Investment Objective               Cost                Fair Value
             --------------------               ----                ----------
              Long/Short Equity             $ 91,500,000           $ 92,546,352

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                   JUNE 30, 2002

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5.  INVESTMENTS (CONTINUED)

    The following table lists the Fund's investments in Investment Funds as of June 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1 to 1.5% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                     UNREALIZED
                                                                    GAIN/(LOSS)                           % OF
                                                                        FROM                             FUND'S
  INVESTMENT FUND:                                   COST           INVESTMENTS        FAIR VALUE        CAPITAL       LIQUIDITY

  Agnos Technology Fund, L.P.                     $ 5,100,000       $  164,106       $  5,261,302         4.70%       Quarterly
  Candlewood QP Fund, L.P.                         11,500,000          443,689         11,999,575        10.72%       Quarterly
  Caxton Equity Growth, L.L.C.                      9,000,000           57,652          9,057,652         8.09%       Annual
  Cobalt Partnership, L.P.                          8,000,000          221,098          8,221,098         7.34%       Semi-Annually
  DMG Legacy Institutional Fund, L.L.C.             9,500,000          188,066          9,688,066         8.65%       Quarterly
  Hygrove Capital Fund QP, L.P.                     6,900,000        (543,699)          6,385,483         5.70%       Quarterly
  Karsch Capital II, L.P.                           6,000,000          218,795          6,218,795         5.56%       Quarterly
  Kingdon Associates                                8,000,000        (404,468)          7,595,532         6.78%       Quarterly
  MRG Nucleus Fund II, L.P.                         8,000,000          183,946          8,208,402         7.33%       Quarterly
  Raptor Global Fund L.P.                           9,000,000          330,777          9,330,777         8.33%       Quarterly
  Sirios Capital Partners II, L.P.                  8,000,000          337,122          8,337,122         7.45%       Annual
  Southport Management, L.P.                        2,500,000        (257,589)          2,242,548         2.00%       Quarterly
                                                 ------------      -----------      -------------      --------
  TOTAL                                           $91,500,000       $  939,495       $ 92,546,352        82.65%

  OTHER ASSETS, LESS LIABILITIES                                                       19,426,862        17.35%

                                                                                    -------------      --------
  MEMBERS' CAPITAL -- NET ASSETS                                                     $111,973,214       100.00%


6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

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7.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the period indicated:



                                                                                          PERIOD FROM DECEMBER 1, 2001
                                                                   SIX MONTHS ENDED              (COMMENCEMENT OF
                                                                     JUNE 30, 2002            OPERATIONS) THROUGH
                                                                     (UNAUDITED)              DECEMBER 31, 2001
                                                                   ----------------        ---------------------------
         Ratio of net investment loss to average net assets              (2.33)%*                        (4.45)%*
         Ratio of total expenses to average net assets                    2.52%*                          4.72%*
         Total return                                                     0.29%**                         0.48%**
         Net asset value at end of period                             $111,973,214                     $12,016,906

          *  Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

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